OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Securities - FVTPL	$2,200	$1,612
Derivative assets	111	72
Securities - FVTOCI	108	86
Restricted cash	356	241
Inventory(1)	652	877
Other	151	289
Total other non-current assets	$3,578	$3,177
(1)Includes right-of-use inventory of nil as of December 31, 2021 (December 31, 2020 - $33 million).